Acquisitions and Dispositions (Tables)	12 Months Ended
Sep. 26, 2020
Acquisitions and Dispositions [Abstract]
Final Purchase Price Allocation - RPC Group Plc
The following table summarizes the final purchase price allocation (in millions):

Consideration
Cash	$6,084
Total consideration transferred	6,084

Identifiable assets acquired and liabilities assumed
Working capital(a)	770
Property, plant and equipment	2,174
Identifiable intangible assets	1,670
Other assets	2
Other long-term liabilities	(875)
Goodwill	2,365
Net assets acquired and liabilities assumed	6,106
Noncontrolling interest	(22)
Total consideration transferred	$6,084
(a)	Includes a $58 million step up of inventory to fair value